SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,190	$ 5,929
Less: accumulated depreciation	(3,261)	(3,997)
Less: provision for impairment	(226)	(1,011)
Property and equipment, net	703	921
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40	37
Factory Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	745	711
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	581	555
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22	24
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,724	3,401
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	974	1,102
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 104	$ 99